Estimates, Significant Accounting Policies and Balance Sheet Detail (Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fair Value	$ 24,150,000,000	$ 12,210,000,000
Preferred Units	(331,000,000)	(323,000,000)
Long-term Debt	22,053,000,000	11,371,000,000
Fair Value, Measurements, Recurring [Member]
Marketable securities (included in other current assets)		1,000,000
Interest rate derivatives	55,000,000	36,000,000
Commodity derivatives:	156,000,000	305,000,000
Total Assets	211,000,000	342,000,000
Interest rate derivatives	(235,000,000)	(117,000,000)
Preferred Units	(331,000,000)	(323,000,000)
Embedded derivatives in the Regency Preferred Units	(25,000,000)	(39,000,000)
Commodity derivatives:	(168,000,000)	(262,000,000)
Total Liabilities	(759,000,000)	(741,000,000)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Marketable securities (included in other current assets)		1,000,000
Interest rate derivatives	0	0
Commodity derivatives:	108,000,000	280,000,000
Total Assets	108,000,000	281,000,000
Interest rate derivatives	0	0
Preferred Units	0	0
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(118,000,000)	(233,000,000)
Total Liabilities	(118,000,000)	(233,000,000)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Marketable securities (included in other current assets)		0
Interest rate derivatives	55,000,000	36,000,000
Commodity derivatives:	48,000,000	25,000,000
Total Assets	103,000,000	61,000,000
Interest rate derivatives	(235,000,000)	(117,000,000)
Preferred Units	0	0
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(50,000,000)	(29,000,000)
Total Liabilities	(285,000,000)	(146,000,000)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities (included in other current assets)		0
Interest rate derivatives	0	0
Commodity derivatives:	0	0
Total Assets	0	0
Interest rate derivatives	0	0
Preferred Units	(331,000,000)	(323,000,000)
Embedded derivatives in the Regency Preferred Units	(25,000,000)	(39,000,000)
Commodity derivatives:	0	0
Total Liabilities	(356,000,000)	(362,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Condensate - Forward Swaps [Member]
Commodity derivatives:	2,000,000	1,000,000
Commodity derivatives:		(2,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	11,000,000	63,000,000
Commodity derivatives:	(18,000,000)	(82,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	3,000,000	15,000,000
Commodity derivatives:	(2,000,000)	(16,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	98,000,000	219,000,000
Commodity derivatives:	(103,000,000)	(148,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Options - Puts [Member]
Commodity derivatives:	1,000,000	6,000,000
Commodity derivatives:	(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Options - Calls [Member]
Commodity derivatives:	(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1,000,000	1,000,000
Commodity derivatives:		(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | NGLs - Forward Swaps [Member]
Commodity derivatives:	2,000,000
Commodity derivatives:	(4,000,000)	(9,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Propane Forward Swaps [Member]
Commodity derivatives:		(4,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Options - Calls (MMBtu) [Member]
Commodity derivatives:	3,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Power - Forward Swaps [Member]
Commodity derivatives:	27,000,000
Commodity derivatives:	27,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Power - Futures [Member]
Commodity derivatives:	1,000,000
Commodity derivatives:	2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Power - Option - Calls [Member]
Commodity derivatives:	2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Refined Products [Member]
Commodity derivatives:	5,000,000
Commodity derivatives:	8,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Condensate - Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	11,000,000	63,000,000
Commodity derivatives:	(18,000,000)	(82,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	2,000,000
Commodity derivatives:	0	(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	94,000,000	215,000,000
Commodity derivatives:	(94,000,000)	(148,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Options - Puts [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Options - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | NGLs - Forward Swaps [Member]
Commodity derivatives:	1,000,000
Commodity derivatives:	(3,000,000)	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Propane Forward Swaps [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Options - Calls (MMBtu) [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Power - Forward Swaps [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Power - Futures [Member]
Commodity derivatives:	1,000,000
Commodity derivatives:	2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Power - Option - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Refined Products [Member]
Commodity derivatives:	1,000,000
Commodity derivatives:	1,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Condensate - Forward Swaps [Member]
Commodity derivatives:	2,000,000	1,000,000
Commodity derivatives:		(2,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	3,000,000	13,000,000
Commodity derivatives:	(2,000,000)	(13,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	4,000,000	4,000,000
Commodity derivatives:	(9,000,000)	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Options - Puts [Member]
Commodity derivatives:	1,000,000	6,000,000
Commodity derivatives:	(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Options - Calls [Member]
Commodity derivatives:	(3,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1,000,000	1,000,000
Commodity derivatives:		(1,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | NGLs - Forward Swaps [Member]
Commodity derivatives:	1,000,000
Commodity derivatives:	(1,000,000)	(9,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Propane Forward Swaps [Member]
Commodity derivatives:		(4,000,000)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Options - Calls (MMBtu) [Member]
Commodity derivatives:	3,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Power - Forward Swaps [Member]
Commodity derivatives:	27,000,000
Commodity derivatives:	27,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Power - Futures [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Power - Option - Calls [Member]
Commodity derivatives:	2,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Refined Products [Member]
Commodity derivatives:	4,000,000
Commodity derivatives:	7,000,000
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Condensate - Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Options - Puts [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Options - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | NGLs - Forward Swaps [Member]
Commodity derivatives:	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Propane Forward Swaps [Member]
Commodity derivatives:		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Options - Calls (MMBtu) [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Power - Forward Swaps [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Power - Futures [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Power - Option - Calls [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Fair Value, Inputs, Level 3 [Member] | Refined Products [Member]
Commodity derivatives:	0
Commodity derivatives:	$ 0